Expense Example	Oct. 03, 2025 USD ($)
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,424
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,382
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	1,466
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,382
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,393
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,382
Kurv Technology Titans Select ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	$ 1,350